TEMPLETON DEVELOPING MARKETS TRUST

Broward Financial Centre
500 East Broward Boulevard/Suite 2100
Fort Lauderdale, FL 33394-3091
Facsimile 954.847.2288
Telephone 954.527.7500

May 4, 2009

Filed Via EDGAR (CIK #0000878087)

Securities and Exchange Commission

100 F Street, N.E

Washington, D.C. 20549

RE: Templeton Developing Markets Trust

File Nos. 33-42163 and 811-06378

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 28, 2009.

Very truly yours,

Templeton Developing

Markets Trust

/s/ROBERT C. ROSSELOT

Robert C. Rosselot

Secretary